Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share
Schedule of Earnings Per Share, Basic and Diluted
For periods of net loss, basic and diluted EPS are the same as the assumed exercise of stock options and warrants and the conversion of convertible debt are anti-dilutive.

	Year Ended December 31,
	2012	2011

Net (Loss) from Continuing Operations (A)	$(4,747,387)	$(5,332,866)

Net Income (Loss) (B)	$322,840	$(3,879,581)
Add - Interest savings from converted debt	114,537	—
Adjusted Diluted Net Income (Loss) (F)	$437,377	$(3,879,581)

Weighted Average Shares Outstanding:
Weighted average basic shares outstanding (C)	3,536,865	3,518,333
Dilutive effect of options and warrants	31,354	65,910
Dilutive effect of convertible debt	82,881	609,039

Weighted Average Dilutive Shares Outstanding (D)	3,651,100	4,193,282

Earnings (Loss) Per Share From Continuing Operations
Basic (A/C)	$(1.34)	$(1.52)
Diluted (1) (2)	$(1.34)	$(1.52)

Earnings (Loss) Per Share
Basic (B/C)	$0.09	$(1.10)
Diluted (F/D) (1)	$0.09	$(1.10)

(1)	Due to net loss for period, dilutive loss per share is the same as basic .
(2)	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.